Annual Total Returns [BarChart] - LVIP SSGA Developed International 150 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(12.13%)
2012	13.64%
2013	20.31%
2014	0.91%
2015	(4.30%)
2016	9.73%
2017	23.58%
2018	(15.23%)
2019	15.42%
2020	(4.10%)